Loans and Financing - Summary of Maturities of Long term Financing Agreements (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about loans and financing [line items]
Opening balance	$ 3,759.9	$ 3,530.5	$ 2,507.8
Principal - addition	974.0	580.6	1,701.2
Interest - addition	199.7	183.1	145.1
Principal - payment	(540.1)	(523.7)	(419.1)
Interest - payment	(193.1)	(163.7)	(112.7)
Foreign exchange	(1.9)	153.1	(291.8)
Ending balance	4,198.5	3,759.9	$ 3,530.5
Maturities of the long-term financing agreements	3,809.6	$ 3,249.6
2019 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	156.9
2020 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	267.8
2021 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	340.3
2022 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	561.3
After 2022 [member]
Disclosure of detailed information about loans and financing [line items]
Maturities of the long-term financing agreements	$ 2,483.3